JPMMT2026-ABS-15G

Exhibit 99.30

Valuation Securitization Report
LOAN INFORMATION										ORIGINATION VALUES													AVM VALUES							DESK REVIEW VALUES						BPO VALUES					FIELD REVIEW VALUES					2055 VALUES					OTHER VALUES					UPDATED MULTIPROPERTY VALUES
Customer Loan ID	Seller Loan ID	Subject Address	Subject City	Subject State	Subject Zip	Note Date	Original Loan Amount	Sales Price	PIW Indicator	Appraised Value	Value for LTV	Appraisal Form Type	Appraisal Date	Appraisal Company Name	AVM Confidence Score	AVM FSD Score	Market Condition	Second Appraisal Value	Variance Amount	Variance Percent	Second Appraisal Date	Second Appraisal Type	Appraised Value	Variance Amount	Variance Percent	Company	Confidence Score	AVM FSD Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Risk Score	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Appraised Value	Variance Amount	Variance Percent	Company	Appraisal Date	Aggregate Appraised Value	Aggregate Variance Amount	Aggregate Variance Percent	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score
304099191	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX			XXXX	XXXX	AVM	XXXX	XXXX	0.94
304694246	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX			XXXX	XXXX	AVM	XXXX	XXXX	0.95
304694226	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX			XXXX	XXXX	AVM	XXXX	XXXX	0.95
304694213	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX	XXXX			XXXX	XXXX	BPO as-is	XXXX